Inventory	12 Months Ended
Dec. 31, 2019
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Inventory
22.	Inventory
As of 31 December 2019, inventories amounting to TL 178,399 which consist of mainly mobile phone, modem, tablet, sim card and tower construction materials (31 December 2018: TL 180,434).